Related Parties (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Intellectual property rights		$ 74,000
Cash		6,000
Advisory and consulting services expenses		500,000	$ 300,000
Reduction to research and development expenses		$ 612,000	$ 488,000
Zai Lab Limited [Member]
Related Parties (Details) [Line Items]
Research project and share total expenses	$ 300,000
Reduction to research and development expenses	$ 36,000